Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized (in Shares)	551,000,000	551,000,000	551,000,000
Common Stock, shares issued (in Shares)	50,160,673	36,202,798	19,635,912
Common Stock, shares outstanding (in Shares)	50,160,673	36,202,798	19,635,912